Information about Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011		Dec. 31, 2011		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	¥ 139,134		¥ 154,150
Allowance for credit losses , provision charged to income	(529)		8,268
Allowance for credit losses , charge-offs	(7,960)		(29,567)
Allowance for credit losses , Recoveries	395		1,104
Allowance for credit losses , Others	498	[1]	(2,417)	[1]
Allowance for Credit Losses, Ending Balance	131,538		131,538
Allowance for Credit Losses, Individually Evaluated for Impairment	85,721		85,721		97,323
Allowance for Credit Losses, Not Individually Evaluated for Impairment	45,817		45,817		56,827
Financing receivables, Ending Balance	3,571,831		3,571,831		3,800,299
Financing receivables, Individually Evaluated for Impairment	281,957		281,957		312,031
Financing receivables, Not Individually Evaluated for Impairment	3,289,874		3,289,874		3,488,268
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	16,580		17,096
Allowance for credit losses , provision charged to income	5		576
Allowance for credit losses , charge-offs	(207)		(1,292)
Allowance for credit losses , Recoveries	5		35
Allowance for credit losses , Others	6	[1]	(26)	[1]
Allowance for Credit Losses, Ending Balance	16,389		16,389
Allowance for Credit Losses, Individually Evaluated for Impairment	2,850		2,850		3,016
Allowance for Credit Losses, Not Individually Evaluated for Impairment	13,539		13,539		14,080
Financing receivables, Ending Balance	860,330		860,330		840,419
Financing receivables, Individually Evaluated for Impairment	8,930		8,930		8,312
Financing receivables, Not Individually Evaluated for Impairment	851,400		851,400		832,107
Corporate Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	23,086		27,426
Allowance for credit losses , provision charged to income	137		889
Allowance for credit losses , charge-offs	(1,980)		(5,535)
Allowance for credit losses , Recoveries			16
Allowance for credit losses , Others	253	[1]	(1,300)	[1]
Allowance for Credit Losses, Ending Balance	21,496		21,496
Allowance for Credit Losses, Individually Evaluated for Impairment	18,417		18,417		23,123
Allowance for Credit Losses, Not Individually Evaluated for Impairment	3,079		3,079		4,303
Financing receivables, Ending Balance	793,787		793,787		952,573
Financing receivables, Individually Evaluated for Impairment	66,606		66,606		73,029
Financing receivables, Not Individually Evaluated for Impairment	727,181		727,181		879,544
Corporate Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	62,663		70,972
Allowance for credit losses , provision charged to income	(1,781)		3,693
Allowance for credit losses , charge-offs	(3,399)		(17,215)
Allowance for credit losses , Recoveries	373		1,022
Allowance for credit losses , Others	128	[1]	(488)	[1]
Allowance for Credit Losses, Ending Balance	57,984		57,984
Allowance for Credit Losses, Individually Evaluated for Impairment	47,786		47,786		55,170
Allowance for Credit Losses, Not Individually Evaluated for Impairment	10,198		10,198		15,802
Financing receivables, Ending Balance	977,289		977,289		1,065,119
Financing receivables, Individually Evaluated for Impairment	174,899		174,899		194,005
Financing receivables, Not Individually Evaluated for Impairment	802,390		802,390		871,114
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	17,994	[2]	17,455	[2]
Allowance for credit losses , provision charged to income	568	[2]	1,465	[2]
Allowance for credit losses , charge-offs	(112)	[2]	(269)	[2]
Allowance for credit losses , Others	35	[1],[2]	(166)	[1],[2]
Allowance for Credit Losses, Ending Balance	18,485	[2]	18,485	[2]
Allowance for Credit Losses, Individually Evaluated for Impairment	16,668	[2]	16,668	[2]	16,014	[2]
Allowance for Credit Losses, Not Individually Evaluated for Impairment	1,817	[2]	1,817	[2]	1,441	[2]
Financing receivables, Ending Balance	100,795	[2]	100,795	[2]	111,335	[2]
Financing receivables, Individually Evaluated for Impairment	31,522	[2]	31,522	[2]	36,685	[2]
Financing receivables, Not Individually Evaluated for Impairment	69,273	[2]	69,273	[2]	74,650	[2]
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	18,811		21,201
Allowance for credit losses , provision charged to income	542		1,645
Allowance for credit losses , charge-offs	(2,262)		(5,256)
Allowance for credit losses , Recoveries	17		31
Allowance for credit losses , Others	76	[1]	(437)	[1]
Allowance for Credit Losses, Ending Balance	17,184		17,184
Allowance for Credit Losses, Not Individually Evaluated for Impairment	17,184		17,184		21,201
Financing receivables, Ending Balance	839,630		839,630		830,853
Financing receivables, Not Individually Evaluated for Impairment	¥ 839,630		¥ 839,630		¥ 830,853

[1]	Other includes mainly foreign currency translation adjustments.
[2]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").